Third Avenue Variable Series Trust

622 Third Avenue, 31st Floor

New York, NY 10017

VIA EDGAR

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May 3, 2012

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:      Third Avenue Variable Series Trust

File Nos. 333-81141 and 811-09395

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the Prospectus and Statement of Additional Information that would have been filed on behalf of the Registrant pursuant to Rule 497(c) upon the effectiveness of Post Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on April 18, 2012 with an effective date of April 30, 2012.

Should you have any further questions regarding this filing, please do not hesitate to contact me at (212) 906-1190.

Very truly yours,

/s/ W. James Hall III

W. James Hall III

General Counsel